Changes in Accounting Policies and Disclosures (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
New Endorsed Standards, Amendments And Interpretations

New endorsed standards, amendments and interpretations

The Group adopted the following amendments and interpretations and effective for annual periods beginning on January 1, 2022 but did not require changes to accounting policies or retrospective adjustments.

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Amendments to IFRS 3 - Reference to the Conceptual Framework,
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Amendments to IAS 16 - Property, Plant and Equipment: Proceeds before Intended Use,
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Amendments to IAS 37 - Onerous Contracts – Costs of Fulfilling a Contract.

Amendments to IFRS 3 - Reference to the Conceptual Framework

In May 2020, the IASB issued Amendments to IFRS 3 - Business Combinations - Reference to the Conceptual Framework. The amendments are intended to replace a reference to the Framework for the Preparation and Presentation of Financial Statements, issued in 1989, with a reference to the Conceptual Framework for Financial Reporting issued in March 2018 without significantly changing its requirements. The Board also added an exception to the recognition principle of IFRS 3 to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 or IFRIC 21 - Levies, if incurred separately. At the same time, the Board decided to clarify existing guidance in IFRS 3 for contingent assets that would not be affected by replacing the reference to the Framework for the Preparation and Presentation of Financial Statements. The amendments are effective for annual reporting periods beginning on or after January 1, 2022 and apply prospectively. The amendments did not have a material impact on the Group.

Amendments to IAS 16 - Property, Plant and Equipment: Proceeds before Intended Use

In May 2020, the IASB issued IAS 16 - Property, Plant and Equipment - Proceeds before Intended Use, which prohibits entities deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss. The amendment is effective for annual reporting periods beginning on or after 1 January 2022 and must be applied retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment. The amendments did not have a material impact on the Group.

Amendments to IAS 37 - Onerous Contracts - Costs of Fulfilling a Contract

In May 2020, the IASB issued amendments to IAS 37 to specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making. The amendments apply a “directly related cost approach”. The costs that relate directly to a contract to provide goods or services include both incremental costs and an allocation of costs directly related to contract activities. General and Administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract. The amendments are effective for annual reporting periods beginning on or after January 1, 2022. The amendments did not have a material impact on the Group.

New Standards, Amendments And Interpretations Not Yet Effective

New standards, amendments and interpretations not yet effective

Amendments to IAS 1 - Classification of Liabilities as Current or Non-current

In January 2020, the IASB issued Classification of Liabilities as Current or Non-current (the “2020 amendments”). The 2020 amendments clarified aspects of how entities classify liabilities as current or non-current; especially how an entity assesses whether it has the right to defer settlement of a liability when that right is subject to compliance with specified conditions within twelve months after the reporting period.

In July 2020, due to the Covid pandemic the IASB issued Classification of Liabilities as Current or Non-current – Deferral of Effective Date which deferred the application date of the 2020 amendments to annual reporting periods starting on or after January 1, 2023.

In December 2020, after informal feedback and enquiries received from stakeholders, the IFRS Interpretations Committee issued a tentative agenda decision clarifying how the 2020 amendments where to be applied for liabilities with covenants in particular fact patterns. Respondents to the tentative agenda decision raised concerns about the outcomes and potential consequences of the 2020 amendments in some situations (e.g., when covenants are negotiated that will have to be complied with after the reporting period end due to seasonality reasons). The IFRS Interpretation Committee reported this feedback to the IASB, highlighting new information (e.g. the seasonality issue) that the IASB had not considered when developing the 2020 amendments.

In October 2022, after having issued its Exposure Draft ED/2021/9 Non-current Liabilities with Covenants in November 2021, the IASB issued Amendments to IAS 1: Non-current Liabilities with Covenants which amended parts of the 2020 amendments with the aim to improve the information an entity provides when it has the right to defer settlement of a liability arising from a loan arrangement for at least twelve months subject to compliance with covenants, in addition to addressing concerns about the classification of such liabilities as current or non-current.

The Amendments provide enhanced clarity relating to the issue of settlement by adding new guidance in IAS 1. The Amendments provide enhanced guidance on the interpretation of right to defer by amending existing requirements and adding guidance in IAS 1. The Amendments also provide enhanced information for users by requiring disclosures about the existing covenants and facts and circumstances, if any that indicate the entity may have difficulty complying with covenants.

Applying the Amendments an entity shall:

(a) classify a liability as current, when one or more of the criteria in paragraph 69(a) to (c) of IAS 1 is met or, when it does not have the right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period (see paragraph 69(d) of IAS 1);

(b) classify a liability as current or non-current unaffected by management’s intent or expectations about whether the entity will exercise its right to defer settlement (guidance in new paragraphs 75A of IAS 1);

(c) apply enhanced guidance on the notion of settlement (guidance in new paragraphs 76A and 76B of IAS 1);

(d) apply new guidance in paragraphs 72A and 72B of IAS 1, partly amended guidance in paragraphs 73 and 74 of IAS 1 and the guidance in paragraph 75 of IAS 1 when considering whether it has the right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period. A short description of the content of the new and amended requirements is that an entity considers the covenant in a loan arrangement if the entity is required to comply with the covenant on or before the end of the reporting period, and does not consider the covenant in a loan arrangement if the entity is only required to comply with the covenant based on facts and circumstances after the reporting period;

(e) provide certain disclosures when it has classified a liability arising from a loan arrangement as non-current and the right is subject to the entity complying with covenants within twelve months after the reporting period (requirements in new paragraph 76ZA of IAS 1);

(f) apply enhanced guidance (in amended paragraph 76 of IAS 1) on disclosures in case of non-adjusting events in accordance with IAS 10 Events after the reporting period.

The Amendments are effective for annual reporting periods beginning on or after January 1, 2024 with earlier application permitted. If an entity decides to apply early any parts of the Amendments, then the entity has to disclose that fact and has to early apply all of the Amendments from the same date. An entity applies the Amendments retrospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.

Amendments to IAS 8 - Accounting Policies, Changes to Accounting Estimates and Errors

On 12 February 2021, the IASB issued amendments to IAS 8 Accounting Policies, Changes to Accounting Estimates and Errors, in which it introduces a new definition of ‘accounting estimates’. The amendments are designed to clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. The amendments become effective for annual reporting periods beginning on or after 1 January 2023 and apply to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. The amendments are not expected to have a material impact on the Group.

Amendments to IAS 1 - Presentation of Financial Statements

In February 2021, the IASB issued amendments to IAS 1 Presentation of Financial Statements in which it provides guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The IASB also issued amendments to IFRS Practice Statement 2 Making Materiality Judgements (the PS) to support the amendments in IAS 1 by explaining and demonstrating the application of the ‘four-step materiality process’ to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures. The amendments to IAS 1 are applicable for annual periods beginning on or after 1 January 2023. The amendments are not expected to have a material impact on the Group.

Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction

In May 2021, the IASB issued amendments to IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction, that clarify the accounting of deferred tax on transactions such as leases and decommissioning obligations. The main change in Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12) is an exemption from the initial recognition exemption provided in IAS 12.15(b) and IAS 12.24. Accordingly, the initial recognition exemption does not apply to transactions in which equal amounts of deductible and taxable temporary differences arise on initial recognition (this is also explained in the newly inserted paragraph IAS 12.22A). The amendments to IAS 12 are applicable for annual periods beginning on or after 1 January 2023. The amendments are not expected to have a material impact on the Group.